Nature of business and organization (Details)	6 Months Ended
Jun. 30, 2023
VIYI Technology Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Name	VIYI Algorithm Inc. (f/k/a VIYI Technology Inc.) (“VIYI”)
Ownership	100% owned by MicroAlgo
VIYI Technology Ltd VIYI Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	VIYI Technology Ltd. (“VIYI Ltd”)
Ownership	100% owned by VIYI
Shenzhen Weiyixin Technology Co Ltd Shenzhen Weiyixin Or V I Y I W F O E [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “VIYI WFOE”)
Ownership	100% owned by VIYI Ltd
Shenzhen Yitian Internet Technology Co Ltd Shenzhen Yitian [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)
Ownership	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020. 100% owned by Shenzhen Weiyixin starting April 1, 2022
Korgas 233 Technology Co Ltd Korgas 233 [Member]
Restructuring Cost and Reserve [Line Items]
Name	Korgas 233 Technology Co., Ltd. (“Korgas 233”)
Ownership	100% owned by Shanghai Guoyu
Shenzhen Qianhai Wangxin Technology Co Ltd Shenzhen Qianhai [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)
Ownership	100% owned by Shenzhen Yitian
Shenzhen Yiyou Online Technology Co Ltd YY Online [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)
Ownership	100% owned by Weidong
Weidong Technology Co Ltd Weidong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Weidong Technology Co., Ltd. (“Weidong”)
Ownership	100% owned by Shenzhen Weiyixin
Korgas Weidong Technology Co Ltd Korgas Weidong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)
Ownership	100% owned by Shanghai Guoyu
Feda Electronics Company Private Limited Feda Electronics [Member]
Restructuring Cost and Reserve [Line Items]
Name	Fe-da Electronics Company Private Limited (“Fe-da Electronics”)
Ownership	Disposed in April 2023
Excel Crest Limited Excel Crest [Member]
Restructuring Cost and Reserve [Line Items]
Name	Excel Crest Limited (“Excel Crest”)
Ownership	Disposed in April 2023
Shanghai Weimu Technology Co Ltd Shanghai Weimu [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)
Ownership	58% owned by Shenzhen Weiyixin
Wisdom Lab Inc Wisdom Lab [Member]
Restructuring Cost and Reserve [Line Items]
Name	Wisdom Lab Inc. (“Wisdom Lab”)
Ownership	Disposed in April 2023
Viwo Technology Limited Viwo Tech [Member]
Restructuring Cost and Reserve [Line Items]
Name	Viwo Technology Limited. (“Viwo Tech”)
Ownership	55% owned by VIYI Ltd
Shenzhen Viwotong Technology Co Ltd Viwotong Tech [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)
Ownership	100% owned by Viwo Tech
Shanghai Guoyu Information Technology Co Ltd Shanghai Guoyu [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)
Ownership	99% owned by Weidong, 1% owned by SZ Weidong
Kashi Guoyu Information Technology Co Ltd Kashi Guoyu [Member]
Restructuring Cost and Reserve [Line Items]
Name	Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)
Ownership	100% owned by Shanghai Guoyu
Guangzhou Tapuyu Internet Technology Co Ltd Tapuyu [Member]
Restructuring Cost and Reserve [Line Items]
Name	Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)
Ownership	100% owned by Viwotong Tech
Vi Ze Technology Co Ltd Vi Ze [Member]
Restructuring Cost and Reserve [Line Items]
Name	ViZe Technology Limited (“ViZe”)
Ownership	Disposed in May 2023
Shenzhen Vi Ze Tong Technology Co Ltd Vi Ze Tong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen ViZeTong Technology Co., Ltd. (“ViZeTong”)
Ownership	Disposed in May 2023
Beijing Younike Information Technology Co Ltd Younike [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Younike Information Technology Co., Ltd. (“Younike”)
Ownership	100% owned by Viwotong Tech
Shenzhen Weidong Technology Co Ltd S Z Weidong [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)
Ownership	100% owned by Weidong